S000093203 [Member] Investment Objectives and Goals - iShares Texas Equity ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Texas Equity ETF TEXN | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Texas Equity ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that are headquartered in the State of Texas.